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United States
Securities and Exchange Commission
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5950

Money Market Obligations Trust
(Exact name of registrant as specified in charter)

4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)

Registrant’s telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2009 through 6/30/2010

Item 1. Proxy Voting Record.

Federated Alabama Municipal Cash Trust
Federated Arizona Municipal Cash Trust
Federated Automated Cash Management Trust
Federated Automated Government Cash Reserves
Federated Automated Government Money Trust
Federated California Municipal Cash Trust
Federated Connecticut Municipal Cash Trust
Federated Capital Reserves Fund
Federated Government Reserves Fund
Federated Master Trust
Federated Municipal Trust
Federated Short-Term U.S. Government Trust
Federated Tax-Free Trust
Federated Florida Municipal Cash Trust
Federated Georgia Municipal Cash Trust
Federated Government Obligations Fund
Federated Government Obligations Tax-Managed Fund
Federated Liberty U.S. Government Money Market Trust
Federated Maryland Municipal Cash Trust
Federated Massachusetts Municipal Cash Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated Money Market Management
Federated Municipal Obligations Fund
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Cash Obligations Fund
Federated Prime Management Obligations Fund
Federated Prime Obligations Fund
Federated Prime Value Obligations Fund
Tax Free Money Market Fund (formerly, Tax-Free Instruments Trust)
Federated Tax-Free Obligations Fund
Federated Treasury Obligations Fund
Federated Trust for U.S. Treasury Obligations
Federated U.S. Treasury Cash Reserves
Federated Virginia Municipal Cash Trust

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Money Market Obligations Trust

By (Signature and Title)*	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 26, 2010

* Print the name and title of each signing officer under his or her signature.